Hedging derivatives	12 Months Ended
Dec. 31, 2020
Hedging Derivatives
Hedging derivatives	Hedging derivatives
Grupo Santander, within its financial risk management strategy, and in order to reduce asymmetries in the accounting treatment of its operations, enters into hedging derivatives on interest, exchange rate, credit risk or variation of stock prices, depending on the nature of the risk covered.
Based on its objective, Grupo Santander classifies its hedges in the following categories:
•Cash flow hedges: cover the exposure to the variation of the cash flows associated with an asset, liability or a highly probable forecast transaction. This cover the variable-rate issues in foreign currencies, fixed-rate issues in non-local currency, variable-rate interbank financing and variable-rate assets (bonds, commercial loans, mortgages, etc.).
•Fair value hedges: cover the exposure to the variation in the fair value of assets or liabilities, attributable to an identified and hedged risk. This covers the interest risk of assets or liabilities (bonds, loans, bills, issues, deposits, etc.) with coupons or fixed interest rates, interests in entities, issues in foreign currencies and deposits or other fixed rate liabilities.
•Hedging of net investments abroad: cover the exchange rate risk of the investments in subsidiaries domiciled in a country with a different currency from the functional one of the Group.
Due to the replacement of the current rates by the alternative rates defined in the note 1 of this report, in the section 'Amendments to IFRS 9, IAS 9 and IFRS 7 on reference interest rates (IBOR Reform Phase I and II)',the nominal amount of hedging instruments corresponding to the hedging relationships directly affected by the uncertainties related to the IBOR reforms is shown below. The percentage of the nominal amount of derivatives affected with a maturity date after the transition date of the reform represents 16.66% of the total hedging derivatives:

EUR million
	2020
	GBP LIBOR	USD LIBOR	CHF LIBOR	Others*	Total
Total hedging instruments affected
Fair value hedges	38,304	16,163	1,315	1,899	57,681
Interest rate risk	37,450	14,600	464	1,899	54,413
Interest rate and foreign exchange risk	854	1,563	851	—	3,268
Cash flow hedges	18,768	18,508	1,462	395	39,133
Interest rate risk	1,741	12,772	—	—	14,513
Interest rate and foreign exchange risk	16,528	4,484	378	395	21,785
Exchange rate risk	499	1,252	1,084	—	2,835
	57,072	34,671	2,777	2,294	96,814
Post-transition date agreement
Fair value hedges	16,036	14,381	1,267	1,834	33,518
Interest rate risk	15,608	13,563	416	1,834	31,421
Interest rate and foreign exchange risk	428	818	851	—	2,097
Cash flow hedges	13,883	10,912	1,371	395	26,561
Interest rate risk	980	8,023	—	—	9,003
Interest rate and foreign exchange risk	12,405	2,853	308	395	15,961
Exchange rate risk	498	36	1,063	—	1,597
	29,919	25,293	2,638	2,229	60,079
*    Includes mainly JPY Libor and EONIA.
As for the hedged items directly affected by the uncertainties related to the IBOR reforms, their nominal amount is shown below, which represents 11.75% of the total notional amount hedged:

EUR million
	2020
	GBP LIBOR	USD LIBOR	CHF LIBOR	Others*	Total
Total hedge items directly affected
Fair value hedges	33,544	411	—	1,717	35,672
Interest rate risk	33,266	384	—	1,109	34,759
Interest rate and foreign exchange risk	278	—	—	608	886
Exchange rate risk	—	27	—	—	27
Cash flow hedges	5,633	12,614	1,347	—	19,594
Interest rate risk	1,741	12,578	—	—	14,319
Interest rate and foreign exchange risk	3,892	—	169	—	4,061
Exchange rate risk	—	36	1,178	—	1,214
	39,177	13,025	1,347	1,717	55,266
Post-transition date agreement
Fair value hedges	27,508	384	—	1,717	29,609
Interest rate risk	27,508	384	—	1,109	29,001
Interest rate and foreign exchange risk	—	—	—	608	608
Cash flow hedges	3624	7947	1191	0	12762
Interest rate risk	980	7,911	—	—	8,891
Interest rate and foreign exchange risk	2,644	—	100	—	2,744
Exchange rate risk	—	36	1,091	—	1,127
	31,132	8,331	1,191	1,717	42,371
*    Includes mainly JPY Libor and EONIA.
The following tables contains details of the hedging instruments used in the Group's hedging strategies as of 31 December 2020, 2019 and 2018:

Million euros
	2020
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	199,260	4,199	4,671	(451)
Interest rate risk	181,582	3,528	3,850	(456)
Equity swap	47	—	—	1	Hedging derivatives
Future interest rate	9,282	—	—	(48)	Hedging derivatives
Interest rate swap	94,713	2,985	2,747	(27)	Hedging derivatives
Call money swap	69,740	184	886	(486)	Hedging derivatives
Currency swap	7,404	338	205	104	Hedging derivatives
Swaption	51	11	11	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	330	9	1	—	Hedging derivatives
Exchange rate risk	9,037	293	47	11
Fx forward	8,422	210	47	11	Hedging derivatives
Interest rate futures	615	83	—	—	Hedging derivatives
Interest rate and exchange rate risk	8,434	378	771	(11)
Interest rate swap	426	8	1	1	Hedging derivatives
Call money swap	304	—	13	(8)	Hedging derivatives
Currency swap	7,704	370	757	(4)	Hedging derivatives
Credit risk	207	—	3	5
CDS	207	—	3	5	Hedging derivatives

Cash flow hedges	139,156	3,436	1,739	232
Interest rate risk	74,731	478	522	75
Futures	7,492	—	322	(208)	Hedging derivatives
Fx forward	3,640	—	—	(10)	Hedging derivatives
Future interest rate	46,547	237	108	135	Hedging derivatives
Interest rate swap	12,123	204	7	145	Hedging derivatives
Currency swap	2,057	15	85	—	Hedging derivatives
Floor	2,872	22	—	13	Hedging derivatives
Exchange rate risk	23,483	555	802	(401)
FX forward	9,151	265	195	(155)	Hedging derivatives
Future interest rate	499	—	—	(143)	Hedging derivatives
Interest rate swap	408	7	7	—	Hedging derivatives
Currency swap	13,425	283	600	(103)	Hedging derivatives
Interest rate and exchange rate risk	27,021	2,362	275	679
Interest rate swap	5,218	262	—	129	Hedging derivatives
Currency swap	19,682	2,100	264	550	Hedging derivatives
Call money swap	2,121	—	11	—	Hedging derivatives
Inflation risk	13,907	36	140	(129)
FX forward	3,701	10	4	(1)	Hedging derivatives
Currency swap	10,206	26	136	(132)	Hedging derivatives
Call money swap	—	—	—	4	Hedging derivatives
Equity risk	14	5	—	8
Option	14	5	—	8	Hedging derivatives

Hedges of net investments in foreign operations	22,210	690	459	3
Exchange rate risk	22,210	690	459	3
FX forward	22,210	690	459	—	Hedging derivatives
Deposits taken	—	—	—	3	Deposits
	360,626	8,325	6,869	(216)

EUR million
	2019
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	202,548	3,570	3,649	(1,522)
Interest rate risk	183,586	3,032	3,160	(1,346)
Equity swap	78	—	1	1	Hedging derivatives
Future interest rate	12,325	—	32	(476)	Hedging derivatives
Interest rate swap	117,439	2,651	2,297	(429)	Hedging derivatives
Call money swap	44,791	91	472	(295)	Hedging derivatives
Currency swap	8,728	272	349	(126)	Hedging derivatives
Swaption	50	9	9	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	160	8	—	(21)	Hedging derivatives
Exchange rate risk	10,006	73	55	(60)
Curency swap	284	24	1	—	Hedging derivatives
Fx forward	9,722	49	54	(60)	Hedging derivatives
Interest rate and exchange rate risk	8,698	465	428	(116)
Interest rate swap	869	16	1	(45)	Hedging derivatives
Call money swap	277	—	4	(4)	Hedging derivatives
Currency swap	7,552	449	423	(67)	Hedging derivatives
Inflation risk	—	—	—	5
Call money swap	—	—	—	5	Hedging derivatives
Credit risk	258	—	6	(5)
CDS	258	—	6	(5)	Hedging derivatives

Cash flow hedges	135,439	3,398	1,618	(1,540)
Interest rate risk	55,810	277	261	(267)
Futures	21,655	33	147	(93)	Hedging derivatives
Future interest rate	771	—	—	(64)	Hedging derivatives
Interest rate swap	21,492	99	97	(105)	Hedging derivatives
Call money swap	6,164	30	12	8	Hedging derivatives
Currency swap	2,345	98	5	(17)	Hedging derivatives
Floor	3,383	17	—	4	Hedging derivatives
Exchange rate risk	31,803	463	660	(405)
FX forward	10,595	237	216	(145)	Hedging derivatives
Future interest rate	9,290	—	—	113	Hedging derivatives
Interest rate swap	888	12	11	(6)	Hedging derivatives
Currency swap	11,030	214	433	(365)	Hedging derivatives
Deposits borrowed	—	—	—	(2)	Deposits
Interest rate and exchange rate risk	38,938	2,625	640	(826)
Interest rate swap	7,347	133	5	201	Hedging derivatives
Currency swap	27,044	2,492	622	(1,020)	Hedging derivatives
Call money swap	4,547	—	13	(7)	Hedging derivatives
Inflation risk	8,830	33	53	(44)
FX forward	2,230	5	4	4	Hedging derivatives
Currency swap	6,511	28	42	(44)	Hedging derivatives
Call money swap	89	—	7	(4)	Hedging derivatives
Equity risk	58	—	4	2
Option	58	—	4	2	Hedging derivatives

Hedges of net investments in foreign operations	24,477	248	781	—
Exchange rate risk	24,477	248	781	—
FX forward	24,477	248	781	—	Hedging derivatives
	362,464	7,216	6,048	(3,062)

EUR million
	2018
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	178,719	3,451	5,114	96
Interest rate risk	163,069	2,642	4,620	16
Equity swap	109	—	2	—	Hedging derivatives
Future interest rate	7,702	—	—	(126)	Hedging derivatives
Interest rate swap	129,045	2,339	4,172	281	Hedging derivatives
Call money swap	19,579	170	250	(32)	Hedging derivatives
Currency swap	4,957	121	45	(17)	Hedging derivatives
Inflation swap	—	—	—	9	Hedging derivatives
Swaption	51	6	6	—	Hedging derivatives
Collar	15	1	—	—	Hedging derivatives
Floor	1,611	5	145	(99)	Hedging derivatives
Exchange rate risk	3,191	17	(3)	43
Fx forward	3,191	17	(3)	43	Hedging derivatives
Interest rate and exchange rate risk	12,237	792	493	42
Interest rate swap	3,022	143	20	(15)	Hedging derivatives
Call money swap	20	—	—	—	Hedging derivatives
Currency swap	9,195	649	473	57	Hedging derivatives
Inflation risk	168	—	4	(5)
Call money swap	64	—	3	(3)	Hedging derivatives
Currency swap	104	—	1	(2)	Hedging derivatives
Credit risk	54	—	—	—
CDS	54	—	—	—	Hedging derivatives

Cash flow hedges	118,400	4,865	976	(28)
Interest rate risk	39,165	307	250	182
Fx forward	985	—	22	(22)	Hedging derivatives
Future interest rate	127	—	—	29	Hedging derivatives
Interest rate swap	33,956	240	202	159	Hedging derivatives
Currency swap	2,350	57	26	11	Hedging derivatives
Floor	1,747	10	—	5	Hedging derivatives
Exchange rate risk	38,457	971	568	(878)
Future FX and c/v term FV	4,955	—	—	(697)	Hedging derivatives
FX forward	3,283	186	15	(36)	Hedging derivatives
Future interest rate	4,946	—	—	(12)	Hedging derivatives
Interest rate swap	1,055	10	5	8	Hedging derivatives
Currency swap	23,904	775	548	(142)	Hedging derivatives
Floor	314	—	—	—	Hedging derivatives
Deposits borrowed	—	—	—	1	Deposits
Interest rate and exchange rate risk	34,383	3,542	124	665
Interest rate swap	12,572	20	97	(7)	Hedging derivatives
Currency swap	21,811	3,522	27	672	Hedging derivatives
Inflation risk	6,318	45	30	11
FX forward	414	—	9	(1)	Hedging derivatives
Currency swap	5,904	45	21	12	Hedging derivatives
Equity risk	77	—	4	(8)
Option	77	—	4	(8)	Hedging derivatives
Other risk	—	—	—	—
Future FX and c/v term RF	—	—	—	—	Hedging derivatives

Hedges of net investments in foreign operations	21,688	291	273	(1)
Exchange rate risk	21,688	291	273	(1)
FX forward	21,688	291	273	(1)	Hedging derivatives
	318,807	8,607	6,363	67
Considering within the Group the main entities or groups by the weight of their hedges, the following are the main types of hedges being carried out in Santander UK Group Holdings plc group, Banco Santander, S.A., Grupo Consumer, Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México and Banco Santander (Brasil) S.A.
Santander UK Group Holdings plc group enters into fair value and cash flow hedging derivatives depending on the exposure of the underlying. Only designated risks are hedged and therefore other risks, such as credit risk, are managed but not hedged.
Within fair value hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at fixed rate that are exposed to changes in fair value due to changes in market interest rates. These positions are managed by contracting mainly Interest Rate Swaps. Effectiveness is assessed by comparing the changes in the fair value of these portfolios generated by the hedged risk with the changes in the fair value of the derivatives contracted.
Santander UK Group Holdings plc group also has access to international markets to obtain financing by issuing fixed-rate debt in its functional currency and other currencies. As such, they are exposed to changes in interest rates and exchange rates, mainly in EUR and USD. This risk is mitigated with cross currency swaps e interest rate swaps in which they pay a fixed rate and receive a variable rate. Effectiveness is evaluated using linear regression techniques to compare changes in the fair value of the debt at interest and exchange rates with changes in the fair value of interest rate swaps o loss cross currency swaps.
Within the cash flow hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at variable rates, normally at SONIA or LIBOR. To mitigate this risk of variability in market rates, it contracts interest rate swaps.
As Santander UK Group Holdings plc group obtains financing in the international markets, it assumes a significant exposure to currency risk mainly USD and EUR. In addition, it also holds debt securities for liquidity purposes which assume exposure mainly in JPY. To manage this exchange rate risk, spot, forward y cross currency swap are contracted to match the cash flow profile and the maturity of the estimated interest and principal repayments of the hedged item.
Effectiveness is assessed by comparing changes in the fair value of the derivatives with changes in the fair value of the hedged item attributable to the hedged risk by applying a hypothetical derivative method using linear regression techniques.
In addition, within the hedges that cover equity risk, Santander UK Group Holdings plc group offers employees the opportunity to purchase shares of the Bank at a discount under the sharesave scheme, exposing the Bank to share price risk. As such, options are purchased allowing them to purchase shares at a pre-set price. At 31 December 2020, outgoing cash flow is no longer expected to occur due to changes in Banco Santander's share price.
Banco Santander, S.A. covers the risks of its balance sheet in a variety of ways. On the one hand, documented as fair value hedges, it covers the interest rate, foreign currency and credit risk of fixed-income portfolios at a fixed rate (REPOs are included in this category). Resulting, in an exposure to changes in their fair value due to variations in market conditions based on the various risks hedged, which has an impact on Banco Santander's income statement. To mitigate these risks, Banco Santander contracts derivatives, mainly interest rate Swaps, Cross Currency Swaps, Cap&Floors, Forex Forward y Credit Default Swaps. On the other hand, the interest and exchange rate risk of loans granted to corporate clients at a fixed rate is generally covered. These coverages, are carried out through interest rate swaps, cross currency swaps, cap&floors, forex forward y credit default swaps.
In addition, Banco Santander manages the interest and exchange risk of debt issues in their various categories (issuing covered bonds, perpetual, subordinated and senior bond) and in different currencies, denominated at fixed rates, and therefore subject to changes in their fair value. These issues are covered through Interest Rate Swaps, Cross Currency Swaps or a combination of both by applying differentiated fair value hedging strategies for interest rate risk and cash flow hedging strategies to cover foreign exchange risk.
The methodology used by Banco Santander, S.A. to measure the effectiveness of fair value hedges is based on comparing the market values of the hedged items. (based on the objective risk of the hedge) and of the hedging instruments in order to analyse whether the changes in the market value of the hedged items are offset by the market value of the hedging instruments, thereby mitigating the hedged risk and minimizing volatility in the income statement. Prospectively, the same analysis is performed, measuring the theoretical market values in the event of parallel variations in the market curves of a positive basis point.
There is a macro hedge of structured loans in which the interest rate risk of fixed-rate loans (mortgage, personal or with other guarantees) granted to legal entities in commercial or corporate banking and Wealth clients in the medium-long term is hedged. This hedge is instrumented as a macro hedge of fair value, the main hedging instruments being Interest Rate Swap and Cap&Floors. In case of total or partial cancellation or early repayment, the customer is obliged to pay/receive the cost/receipt of the cancellation of the interest rate risk hedge managed by the Bank.
Regarding cash flow hedges, the objective is to hedge the cash flow exposure to changes in interest rates and exchange rates.
For retrospective purposes, the 'Hypothetical Derivative' methodology is used to measure effectiveness. By means of this methodology, the hedged risk is modeled as a derivative instrument -not real-, created exclusively for the purpose of measuring the effectiveness of the hedge, and which must comply with the fact that its main characteristics coincide with the critical terms of the hedged item throughout the period for which the hedging relationship is designated. This hypothetical derivative does not incorporate characteristics that are exclusive to the hedging instrument. Additionally, it is worth mentioning that any risk component not associated with the hedged objective risk and effectively documented at the beginning of the hedge is excluded for the purpose of calculating the effectiveness. The market value of the hypothetical derivative that replicates the hedged item is compared with the market value of the hedging instrument, verifying that the hedged risk is effectively mitigated and that the impact on the income statement due to potential ineffectiveness is residual.
Prospectively, the variations in the market values of the hedging instrument and the hedged item (represented by the hypothetical derivative) are measured in the event of parallel shifts of a positive basis point in the affected market curves.
There is another macro-hedge, this time of cash flows, the purpose of which is to actively manage the risk-free interest rate risk (excluding credit risk) of a portion of the floating rate assets of Banco Santander, S.A., through the arrangement of interest rate derivatives whereby the bank exchanges floating rate interest flows for others at a fixed rate agreed at the time the transactions are arranged. The items affected by the Macro-hedging have been designated as those in which their cash flows are exposed to interest rate risk, specifically the floating rate mortgages of the Banco Santander, S.A. network referenced to Euribor 12 Months or Euribor Mortgage, with annual renewal of rates, classified as sound risk and which do not have a contractual floor (or, if not, this floor is not activated). The hedged position affecting the Macro Cash Flow Hedge at the present time is EUR 30,000 million.
Consumer Group entities mainly have loans portfolios at fixed interest rates and are therefore, exposed to changes in fair value due to movements in market interest rates. The entities manage this risk by contracting Interest Rate Swaps in which they pay a fixed rate and receive a variable rate. Interest rate risk is the only one hedged and, therefore, other risks, such as credit risk, are managed but not hedged by the entities. The interest rate risk component is determined as the change in fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in reference interest rates with changes in the fair value of interest rate swaps.
In addition, in order to access international markets with the aim of obtaining sources of financing, some Consumer Group´s entities issue fixed rate debt in their own currency and in other currencies that differ from their functional currency. Therefore, they are exposed to changes in both interest rates and exchange rates, which they mitigate with derivatives (Interest Rate Swaps, Fx Forward and Cross Currency Swaps) in which they receive a fixed interest rate and pay a variable interest rate, implemented with a fair value hedge.
The cash flow hedges of the Santander Group´s entities hedge the foreign currency risk of loans and financing.
Finally, it has hedges of net investments abroad to hedge the foreign exchange risk of the shareholding in NOK and CNY currencies.
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México has mainly long-term loan portfolios at fixed interest rates, portfolios of short-term deposits in local currency, portfolios of Mexican Government bonds and corporate bonds in currencies other than the local currency and are therefore exposed to changes in fair value due to movements in market interest rates, as well as these latter portfolios also to variations in exchange rates. The entity manages this risk by contracting derivatives (interest rate swaps or cross currency swaps) in which they pay a fixed rate and receive a variable rate. Only the interest rate and exchange rate risk is hedged, if applicable, and therefore other risks, such as credit risk, are managed but not hedged by the entity.
The interest rate risk component is determined as the change in the fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in benchmark interest rates with changes in the fair value of interest rate swaps.
Regarding cash flow hedges, Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México has a portfolio of unsecured bonds issued at a variable rate in its local currency, which it manages with an Interest Rate Swap in which it receives a variable rate and pays a fixed rate. On the other hand, it also has different items in currencies other than the local currency: unsecured floating rate bonds, commercial bank loans at variable rates, fixed rate issues, Mexican and Brazilian government bonds at fixed rates. In all these portfolios, the Bank is exposed to exchange rate variations, which it mitigates by contracting cross currency swaps or FX forward.
Banco Santander (Brasil) S.A. has, on the one hand, fixed-rate government bond portfolios and, therefore, they are exposed to changes in fair value due to movements in market interest rates. The entity manages this risk by contracting derivatives (interest rate swaps or futures) in which they pay a fixed rate and receive a variable rate. The interest rate risk is the only one hedged and consequently other risks, such as credit risk, are managed but not hedged by the entity. This strategy is designated as a fair value hedge and its effectiveness is evaluated by comparing by linear regression the changes in the fair value of the bonds with the changes in the fair value of the derivatives.
On the other hand, as part of the fair value hedge strategy, it has corporate loans in different currencies than the local one and is therefore exposed to changes in fair value due to exchange rates. This risk is mitigated by contracting Cross Currency Swaps. Its effectiveness is evaluated by comparing changes in the fair value of loans attributable to changes subject of hedge with changes in the fair value of derivatives.
Finally, it also has a portfolio of long-term Corporate Bonds with inflation-indexed rates. With reference to what it has been mentioned before, they are exposed to variations in market value due to variations in market inflation rates. In order to achieve its mitigation, they contract futures in which they pay the indexed inflation and receive variable interest rates. Its effectiveness is assessed by comparing through lineal regression the changes in the fair value of the bonds to the changes in fair value of the derivatives.
In the hedge of cash flows, Banco Santander (Brasil) S.A. has portfolios of loans and government bonds in different currency than the entity's functional currency and, therefore, it is subject to the risk of changes in currency rates. This exposure will be mitigated by hiring cross currency swaps and futures. Its effectiveness is assessed by comparing changes in fair value of loans and bonds, caused by the hedge risk, to changes in fair value of such derivatives.
Finally, they have a portfolio of variable rate government bonds, so they are exposed to changes in the value due to changes in interest rates. In order to mitigate these changes, a future is hired in which a variable rate is paid and a fixed rate is received. Its effectiveness is assessed by comparing changes in the fair value loans and bonds to changes in the fair value of the futures.
Regarding net foreign investments hedges, basically, they are allocated in Banco Santander, S.A. and Santander Consumer Finance Group. Grupo Santander assumes as a priority risk management objective to minimize -to the limit determined by the Group's Financial Management- the impact on the calculation of the capital ratio of its permanent investments included within the Group's consolidable perimeter, and whose shares or equity interests are legally denominated in a currency other than that of the Group's parent company. For this purpose, financial instruments (generally derivatives) are contracted to hedge the impact on the capital ratio of changes in forward exchange rates. Grupo Santander mainly hedges the risk for the following currencies: BRL, CLP, MXN, CAD, COP, CNY, GBP, CHF, NOK, USD, and PLN. The instruments used to hedge the risk of these investments are forex swaps, forex forward and spot currency purchases/sales.
In the case of this type of hedges, ineffectiveness scenarios are considered to be of low probability, given that the hedging instrument is designated considering the position determined and the spot rate at which the position is located.
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2020
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	7,132	14,221	44,897	95,343	37,667	199,260
Interest rate risk	5,616	9,667	39,921	90,913	35,465	181,582
Equity swap	—	11	20	16	—	47
Future interest rate	430	—	3,128	4,255	1,469	9,282
Interest rate swap	3,943	4,804	24,807	33,333	27,826	94,713
Call money swap	1,021	4,662	11,241	49,624	3,192	69,740
Currency swap	157	190	674	3,619	2,764	7,404
Swaption	—	—	51	—	—	51
Collar	—	—	—	15	—	15
Floor	65	—	—	51	214	330
Exchange rate risk	1,516	4,264	3,257	—	—	9,037
Fx forward	901	4,264	3,257	—	—	8,422
Future interest rate	615	—	—	—	—	615
Interest rate and exchange rate risk	—	282	1,711	4,239	2,202	8,434
Interest rate swap	—	—	—	370	56	426
Call money swap	—	—	—	262	42	304
Currency swap	—	282	1,711	3,607	2,104	7,704
Credit risk	—	8	8	191	—	207
CDS	—	8	8	191	—	207

Cash flow hedges	10,489	11,629	44,127	61,186	11,725	139,156
Interest rate risk	6,019	6,707	33,070	26,959	1,976	74,731
Futuros FX y c/v plazo FX	5,213	—	—	2,279	—	7,492
Future interest rate	—	—	—	3,640	—	3,640
Interest rate swap	806	4,626	29,511	11,219	385	46,547
Call money swap	—	1,502	1,550	7,890	1,181	12,123
Currency swap	—	253	338	1,056	410	2,057
Floor	—	326	1,671	875	—	2,872
Exchange rate risk	1,746	2,336	4,616	13,071	1,714	23,483
FX forward	1,532	2,243	3,040	2,336	—	9,151
Future interest rate	—	—	—	499	—	499
Interest rate swap	—	—	—	408	—	408
Currency swap	214	93	1,576	9,828	1,714	13,425
Interest rate and exchange rate risk	1,691	972	5,634	15,687	3,037	27,021
Interest rate swap	816	—	981	2,402	1,019	5,218
Currency swap	875	972	4,653	11,164	2,018	19,682
Call money swap	—	—	—	2,121	—	2,121
Inflation risk	1,033	1,614	807	5,456	4,997	13,907
FX forward	1,000	1,433	578	690	—	3,701
Currency swap	33	181	229	4,766	4,997	10,206
Equity risk	—	—	—	13	1	14
Option	—	—	—	13	1	14

Hedges of net investments in foreign operations:	2,435	5,086	12,831	1,858	—	22,210
Exchange rate risk	2,435	5,086	12,831	1,858	—	22,210
FX forward	2,435	5,086	12,831	1,858	—	22,210
	20,056	30,936	101,855	158,387	49,392	360,626

EUR million
	31 December 2019
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,816	14,591	43,236	90,707	48,198	202,548
Interest rate risk	5,468	9,055	37,627	86,119	45,317	183,586
Equity swap	—	11	25	42	—	78
Future interest rate	16	—	606	6,066	5,637	12,325
Interest rate swap	734	3,532	24,382	62,474	26,317	117,439
Call money swap	4,674	5,318	12,085	14,653	8,061	44,791
Currency swap	44	194	529	2,819	5,142	8,728
Swaption	—	—	—	50	—	50
Collar	—	—	—	15	—	15
Floor	—	—	—	—	160	160
Exchange rate risk	333	4,090	5,172	411	—	10,006
Currency swap	4	—	90	190	—	284
Fx forward	329	4,090	5,082	221	—	9,722
Interest rate and exchange rate risk	15	1,432	437	3,933	2,881	8,698
Interest rate swap	—	—	—	869	—	869
Call money swap	—	—	—	21	256	277
Currency swap	15	1,432	437	3,043	2,625	7,552
Credit risk	—	14	—	244	—	258
CDS	—	14	—	244	—	258

Cash flow hedges	16,506	5,912	38,678	62,119	12,224	135,439
Interest rate risk	13,023	2,179	13,011	26,332	1,265	55,810
Futures	12,304	385	3,196	5,770	—	21,655
Future interest rate	—	—	—	771	—	771
Interest rate swap	460	864	7,441	12,585	142	21,492
Call money swap	—	398	1,253	3,925	588	6,164
Currency swap	259	354	231	966	535	2,345
Floor	—	178	890	2,315	—	3,383
Exchange rate risk	2,300	2,572	14,324	11,753	854	31,803
FX forward	2,173	1,746	3,404	3,272	—	10,595
Future interest rate	—	—	9,290	—	—	9,290
Interest rate swap	—	—	—	888	—	888
Currency swap	127	826	1,630	7,593	854	11,030
Interest rate and exchange rate risk	1,086	308	9,221	20,782	7,541	38,938
Interest rate swap	—	—	1,917	2,880	2,550	7,347
Currency swap	1,086	308	5,553	15,106	4,991	27,044
Call money swap	—	—	1,751	2,796	—	4,547
Inflation risk	97	853	2,114	3,204	2,562	8,830
FX forward	—	117	1,205	908	—	2,230
Currency swap	97	736	909	2,207	2,562	6,511
Call money swap		—	—	89	—	89
Equity risk	—	—	8	48	2	58
Option	—	—	8	48	2	58

Hedges of net investments in foreign operations	2,735	4,191	14,192	3,359	—	24,477
Exchange rate risk	2,735	4,191	14,192	3,359	—	24,477
FX forward	2,735	4,191	14,192	3,359	—	24,477
	25,057	24,694	96,106	156,185	60,422	362,464

EUR million
	31 December 2018
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	9,377	17,989	23,773	78,541	49,039	178,719
Interest rate risk	8,436	12,519	21,987	73,817	46,310	163,069
Equity swap	—	27	46	36	—	109
Future interest rate	668	2,012	981	2,650	1,391	7,702
Interest rate swap	7,672	10,213	18,423	60,330	32,407	129,045
Call money swap	96	267	1,823	6,967	10,426	19,579
Currency swap	—	—	714	2,368	1,875	4,957
Swaption	—	—	—	51	—	51
Collar	—	—	—	—	15	15
Floor	—	—	—	1,415	196	1,611
Exchange rate risk	17	1,855	1,147	172	—	3,191
Fx forward	17	1,855	1,147	172	—	3,191
Interest rate and exchange rate risk	924	3,615	639	4,503	2,556	12,237
Interest rate swap	445	1,462	35	710	370	3,022
Call money swap	—	—	—	—	20	20
Currency swap	479	2,153	604	3,793	2,166	9,195
Inflation risk	—	—	—	—	168	168
Call money swap	—	—	—	—	64	64
Currency swap	—	—	—	—	104	104
Credit risk	—	—	—	49	5	54
CDS	—	—	—	49	5	54

Cash flow hedges	18,684	6,994	16,954	62,947	12,821	118,400
Interest rate risk	2,079	2,984	7,530	26,020	552	39,165
Fx forward	49	377	559	—	—	985
Future interest rate	2	—	—	125	—	127
Interest rate swap	2,028	2,161	5,957	23,593	217	33,956
Currency swap	—	446	839	730	335	2,350
Floor	—	—	175	1,572	—	1,747
Exchange rate risk	16,166	3,478	5,896	11,984	933	38,457
Future FX and c/v term FV	4,955	—	—	—	—	4,955
FX forward	1,423	—	47	1,813	—	3,283
Future interest rate	4,946	—	—	—	—	4,946
Interest rate swap	—	—	—	1,055	—	1,055
Currency swap	4,842	3,478	5,535	9,116	933	23,904
Floor	—	—	314	—	—	314
Interest rate and exchange rate risk	—	8	2,921	21,930	9,524	34,383
Interest rate swap	—	8	898	8,456	3,210	12,572
Currency swap	—	—	2,023	13,474	6,314	21,811
Inflation risk	439	524	566	2,977	1,812	6,318
FX forward	—	121	156	137	—	414
Currency swap	439	403	410	2,840	1,812	5,904
Equity risk	—	—	41	36	—	77
Option	—	—	41	36	—	77

Hedges of net investments in foreign operations	555	777	11,067	9,289	—	21,688
Exchange rate risk	555	777	11,067	9,289	—	21,688
FX forward	555	777	11,067	9,289	—	21,688
	28,616	25,760	51,794	150,777	61,860	318,807
Additionally, the profile information of maturities and the price/average rate for the most representative geographies is shown:
Santander UK Group Holdings plc group

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,704	8,481	30,946	53,170	9,050	104,351
Average fixed interest rate (%) GBP	0.690	0.650	0.820	0.730	3.720
Average fixed interest rate (%) EUR	1.180	0.230	3.020	0.980	2.340
Average fixed interest rate (%) USD	1.870	1.720	2.890	2.490	4.160
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal			147	776	260	1,183
Average GBP/EUR exchange rate	—	—	1.141	1.170	1.167
Average fixed interest rate (%) EUR	—	—	4.640	1.780	3.560
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	999	2,815	8,869	1,180	13,863
Average fixed interest rate (%) GBP	—	0.460	0.570	1.450	1.330
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,602	2,244	4,317	8,328	1,246	17,737
Average GBP/JPY exchange rate	—	137.977	135.607	132.271	—
Average GBP/EUR exchange rate	—	—	—	1.163	1.179
Average GBP/USD exchange rate	1.293	1.316	1.323	1.304	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,630	—	3,858	11,816	2,792	20,096
Average GBP/EUR exchange rate	—	—	1.354	1.253	1.197
Average GBP/USD exchange rate	1.465	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.010	—	3.180	2.480	3.390

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,118	6,822	32,210	51,307	15,397	110,854
Average fixed interest rate (%) GBP	0.770	0.900	0.880	1.330	3.000
Average fixed interest rate (%) EUR	(0.410)	0.290	2.210	1.360	2.360
Average fixed interest rate (%) USD	—	1.540	1.990	2.690	4.560
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	887	—	394	738	2,019
Average GBP/EUR exchange rate	—	—	—	1.178	1.160
Average GBP/USD exchange rate	—	1.511	—	—	—
Average fixed interest rate (%) EUR	—	—	—	3.520	2.120
Average fixed interest rate (%) USD	—	2.380	—	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	398	1,253	5,490	588	7,729
Average fixed interest rate (%) GBP	—	0.760	0.820	1.460	0.400
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,395	2,491	4,417	7,019	—	15,322
Average GBP/JPY exchange rate	—	145.928	143.086	140.815	—
Average GBP/EUR exchange rate	—	1.144	1.117	1.153	—
Average GBP/USD exchange rate	1.286	1.252	1.293	1.299	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	954	—	7,626	15,089	7,291	30,960
Average GBP/EUR exchange rate	1.274	—	1.169	1.311	1.209
Average GBP/USD exchange rate	—	—	1.536	1.581	1.450
Average fixed interest rate (%) GBP	2.490	—	2.160	2.870	2.960

	31 December 2018
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	6,888	9,403	16,333	44,166	17,498	94,288
Average fixed interest rate (%) GBP	0.633	0.788	1.057	1.586	2.849
Average fixed interest rate (%) USD	(0.223)	0.670	0.911	1.085	1.261
Average fixed interest rate (%) EUR	1.513	1.314	1.337	2.684	2.179
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	877	2,894	—	1,331	585	5,687
Average GBP/EUR exchange rate	—	—	—	1.183	1.168
Average GBP/USD exchange rate	1.580	1.332	—	1.511	—
Average fixed interest rate (%) USD	—	—	—	3.888	3.923
Average fixed interest rate (%) EUR	3.615	2.500	—	2.375	7.950
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	1,917	2,225	3,466	—	7,608
Average fixed interest rate (%) GBP	—	0.726	0.733	1.334	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	4,378	2,853	3,310	7,132	—	17,673
Average GBP/JPY exchange rate	—	147.215	146.372	145.319	—
Average GBP/EUR exchange rate	—	—	1.280	1.135	—
Average GBP/USD exchange rate	1.304	1.307	1.310	1.305	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	2,859	21,288	9,495	33,642
Average GBP/EUR exchange rate	—	—	1.252	1.271	1.217
Average GBP/USD exchange rate	—	—	1.633	1.545	1.511
Average fixed interest rate (%) GBP	—	—	2.340	2.660	2.900
Banco Santander, S.A.

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,073	409	2,165	17,430	14,294	36,371
Average fixed interest rate (%) GBP	—	—	—	1.375	4.072
Average fixed interest rate (%) EUR	0.647	0.551	0.388	0.820	1.927
Average fixed interest rate (%) CHF	—	—	—	0.800	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	0.698	0.570	2.031	3.004	3.562
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	833	4,149	3,008	—	—	7,990
Average fixed interest rate (%) GBP/EUR	—	0.901	0.916	—	—
Average fixed interest rate (%) USD/EUR	1.165	1.171	1.178	—	—
Average COP/USD exchange rate	3,628.140	3,603.595	—	—	—
Average CNY/EUR exchange rate	8.108	8.102	7.997	—	—
Average SAR/EUR exchange rate	4.484	4.514	—	—	—
Average PEN/USD exchange rate	—	3.609	—	—	—
Average AUD/EUR exchange rate	—	1.609	—	—	—
Average JPY/EUR exchange rate	—	124.612	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	282	818	2,621	1,083	4,804
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.660
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) EUR/COP	—	—	4.380	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	2.195	0.568	1.281
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.243
Average fixed interest rate (%) USD/COP	—	—	8.030	6.659	7.231
Average fixed interest rate (%) COP/USD	—	—	6.000	—	—
Average fixed interest rate (%) USD/CLP	—	—	0.930	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.508
Average COP/USD exchange rate	—	—	3,437.200	—	—
Average CZK/EUR exchange rate	—	—	—	25.539	—
Average EUR/GBP exchange rate	—	1.113	—	—	—
Average EUR/COP exchange rate	—	—	0.0002	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	113.370	133.840	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.727	—
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/COP exchange rate	—	—	0.0003	0.0003	0.0003
Average USD/CLP exchange rate	—	—	0.001	—	—
Average USD/MXN exchange rate	—	—	0.050	—	—

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Credit risk
Credit risk instruments
Nominal	—	8	8	191	—	207
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	1,247	3,242	208	4,697
Average EUR/GBP exchange rate	—	—	1.080	1.102	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.625	—
Average RON/EUR exchange rate	—	—	—	4.810	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Interest rate risk
Bond Forward instruments
Nominal	3,164	5,000	23,000	4,279	—	35,443
Average fixed interest rate (%) EUR	—	(0.2580)	(0.2498)	(0.2359)	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,229	4,554	11,570	1,858	—	20,211
Average BRL/EUR exchange rate	5.270	5.308	6.332	—	—
Average CLP/EUR exchange rate	869.633	861.546	864.339	932.215	—
Average COP/EUR exchange rate	—	—	4,471.305	—	—
Average GBP/EUR exchange rate	0.909	0.916	0.907	—	—
Average MXN/EUR exchange rate	23.121	25.456	26.788	—	—
Average PLN/EUR exchange rate	4.427	4.420	4.516	—	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	8	106	1,406	16,707	10,219	28,446
Average fixed interest rate (%) GBP	—	—	—	1.43	6.82
Average fixed interest rate (%) EUR	5.30	2.41	3.20	0.79	2.58
Average fixed interest rate (%) CHF	—	—	—	0.80	0.40
Average fixed interest rate (%) JPY	—	—	—	0.46	—
Average fixed interest rate (%) USD	—	—	2.05	3.12	3.93
Foreign exchange risk
Exchange and interest rate instruments
Nominal	211	3,903	4,777	—	—	8,891
Average fixed interest rate (%) GBP/EUR	—	0.86	0.87	—	—
Average fixed interest rate (%) USD/EUR	—	1.12	1.12	—	—
Average fixed interest rate (%) USD/CLP	747.72	747.90	746.70	—	—
Average CNY/EUR exchange rate	—	7.91	8.01	—	—
Average SAR/EUR exchange rate	4.16	4.18	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	14	289	346	2,599	949	4,197
Average fixed interest rate (%) AUD/EUR	—	—	—	4.00	4.66
Average fixed interest rate (%) CZK/EUR	—	—	—	0.86	—
Average fixed interest rate (%) EUR/COP	—	—	6.16	—	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.85	—
Average fixed interest rate (%) HKD/EUR	—	—	2.52	2.58	—
Average fixed interest rate (%) JPY/EUR	—	—	0.54	0.66	1.28
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.61
Average fixed interest rate (%) CHF/EUR	—	—	—	—	1.24
Average fixed interest rate (%) USD/COP	7.54	—	5.67	7.62	7.22
Average AUD/EUR exchange rate	—	—	—	1.4989	1.508
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.1711	—	—	—
Average EUR/COP exchange rate	—	—	0.0003	—	—
Average HKD/EUR exchange rate	—	—	8.7185	8.7820	—
Average JPY/EUR exchange rate	—	—	130.4700	132.4608	125.8830
Average MXN/EUR exchange rate	—	—	—	14.6960	—
Average NOK/EUR exchange rate	—	—	—	—	9.6060
Average RON/EUR exchange rate	—	—	—	4.7271	—
Average CHF/EUR exchange rate	—	—	—	1.0924
Average USD/COP exchange rate	0.0003	—	0.0003	0.0003	0.0003
Average USD/MXN exchange rate	—	—	—	0.0520	—
Credit Risk
Credit risk instruments
Nominal	—	13	—	244	—	257
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	353	4,410	207	4,970
Interest rate risk
Bond Forward instruments
Nominal	11,626	—	1,792	5,443	—	18,861

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,592	3,838	13,595	3,359	—	23,384
Average BRL/EUR exchange rate	4.59	4.74	4.74	4.88	—
Average CLP/EUR exchange rate	822.13	822.32	811.64	824.36	—
Average COP/EUR exchange rate	—	—	3,828.61	—	—
Average GBP/EUR exchange rate	0.89	0.91	0.94	—	—
Average MAD/EUR exchange rate	—	10.77	10.87	—	—
Average MXN/EUR exchange rate	23.49	23.10	23.27	—	—
Average PLN/EUR exchange rate	4.37	4.38	4.39	—	—

	31 December 2018
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	500	665	425	12,987	22,025	36,602
Average fixed interest rate (%) GBP	—	—	—	—	7.08
Average fixed interest rate (%) EUR	3.75	0.63	2.06	1.81	3.20
Average fixed interest rate (%) CHF	—	—		0.76	1.04
Average fixed interest rate (%) USD	—	—	1.38	3.43	4.11
Foreign exchange risk
Exchange and interest rate instruments
Nominal	—	1,825	771	—	—	2,596
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	41	461	120	2,083	951	3,656
Average fixed interest rate (%) AUD/EUR	—	—	—	4.00	4.80
Average fixed interest rate (%) CZK/EUR	—	—	—	0.86	—
Average fixed interest rate (%) EUR/COP	—	—	7.54	—	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.52	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.64	1.28
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.61
Average fixed interest rate (%) USD/COP	6.13	6.71	—	9.47	—
Average AUD/EUR exchange rate	—	—	—	1.50	1.50
Average CZK/EUR exchange rate	—	—	—	25.407	26.030
Average EUR/GBP exchange rate	—	1.15	—	—	—
Average EUR/COP exchange rate	—	—	0.0003	—	—
Average EUR/MXN exchange rate	—	—	—	—	—
Average HKD/EUR exchange rate	—	—	—	8.718	—
Average JPY/EUR exchange rate	—	—	—	132.014	125.883
Average MXN/EUR exchange rate	—	—	—	14.696	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average USD/BRL exchange rate	—	—	0.269	—	—
Average USD/COP exchange rate	—	0.0003	0.0003	—	0.0003
Credit Risk
Credit risk instruments
Nominal	—	—	—	49	5	54
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,942	—	—	6,130	20	8,092
Average fixed interest rate (%) EUR	—	—	—	0.0051	0.0055
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	373	497	10,587	9,289	—	20,746
Average BRL/EUR exchange rate	4.46	—	4.46	4.73	—
Average CLP/EUR exchange rate	—	766.01	768.25	795.1	—
Average CNY/EUR exchange rate	—	—	8.14	—	—
Average COP/EUR exchange rate	—	3728.01	3685.8	—	—
Average GBP/EUR exchange rate	—	0.91	0.89	—	—
Average MXN/EUR exchange rate	22.98	—	24.51	24.5	—
Average PLN/EUR exchange rate	—	—	4.38	4.26	—
Santander Consumer Finance Group

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	241	501	2,052	4,744	519	8,057
Average fixed interest rate (%) EUR	—	0.004	(0.009)	(0.045)	(0.005)
Average fixed interest rate (%) CHF	(0.590)	(0.547)	(0.570)	(0.553)	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	68	88	249	—	—	405
Average DKK/EUR exchange rate	—	—	10.075	—	—
Average PLN/EUR exchange rate	—	—	1.582	—	—
Average CHF/EUR exchange rate	1.075	1.072	1.075	—	—
Average SEK/EUR exchange rate	10.341	10.426	—	—	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	—	—	—	652	—	652
Average fixed interest rate (%) DKK	—	—	—	7.454	—
Average DKK/EUR exchange rate	—	—	—	0.006	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	71	125	612	1,481	—	2,289
Average fixed interest rate (%) EUR	0.135	0.172	0.175	0.181	—
Foreign exchange risk
Nominal exchange rate instruments
Nominal	11	92	112	815	48	1,078
Average NOK/EUR exchange rate	—	—	—	—	10.590
Average CHF/EUR exchange rate	—	1.084	1.116	1.123	—
Average CAD/EUR exchange rate	151.400	—	1.501	1.525	—
Average JPY/EUR exchange rate	—	—	116.990	125.071	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	60	510	700	426	—	1,696
Average SEK/EUR exchange rate	10.302	10.556	10.381	10.446	—
Average NOK/EUR exchange rate	—	—	—	9.281	—
Average CHF/EUR exchange rate	—	1.088	—	1.089	—
Average CAD/EUR exchange rate	—		—	—	—
Average DKK/EUR exchange rate	—	7.456	7.473	—	—
Average JPY/EUR exchange rate	—	—	—	4.287	—
Average fixed interest rate (%) EUR	—	—	—	0.890	—
Average fixed interest rate (%) CHF	—	—	—	0.150	—
Hedges of net investments in foreign operations
Foreign exchange risk
Exchange and interest rate instruments
Nominal	206	501	1,260	—	—	1,967
Average NOK/EUR exchange rate	10.141	10.962	10.861	—	—
Average CNY/EUR exchange rate	—	7.639	—	—	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	159	1,394	2,154	5,669	18	9,394
Average fixed interest rate (%) EUR	(0.164)	(0.027)	(0.119)	(0.110)	(0.123)
Average fixed interest rate (%) CHF	(0.700)	(0.700)	(0.630)	(0.560)	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	118	187	304	—	—	609
Average DKK/EUR exchange rate	7.458	7.465	7.458	—	—
Average PLN/EUR exchange rate	4.382	4.302	4.347	—	—
Average CHF/EUR exchange rate	1.093	1.096	—	—	—
Average SEK/EUR exchange rate	—	10.687	—	—	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	—	249	—	499	—	748
Average fixed interest rate (%) DKK	—	7.462	—	7.443	—
Average DKK/EUR exchange rate	—	0.004	—	0.006	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	54	152	379	562	—	1,147
Average fixed interest rate (%) EUR	0.212	0.212	0.212	0.212	—
Foreign exchange risk
Nominal exchange rate instruments
Nominal	14	25	254	953	72	1,318
Average SEK/EUR exchange rate	—	—	10.461	10.529	10.456
Average CHF/EUR exchange rate	—	—	1.094	1.121	—
Average CAD/EUR exchange rate	1.539	1.500	1.528	1.491	—
Average DKK/EUR exchange rate	—	—	7.474	—	—
Average JPY/EUR exchange rate	—	—	131.960	123.116	—
Interest rate and foreign exchange rate risk
Interest rate and exchange rate instruments
Nominal	130	175	1,025	452	—	1,782
Average SEK/EUR exchange rate	10.415	10.362	10.448	10.318	—
Average NOK/EUR exchange rate	—	9.241	9.082	9.281	—
Average CHF/EUR exchange rate	—	1.085	1.090	1.089	—
Average CAD/EUR exchange rate	—	—	—	—	—
Average DKK/EUR exchange rate	7.468	7.466	7.460	7.457	—
Average JPY/EUR exchange rate	—	—	—	4.287	—
Average fixed interest rate (%) EUR	—	—	—	0.410	—
Average fixed interest rate (%) CHF	—	—	—	0.330	—
Hedges of net investments in foreign operations
Foreign exchange risk
Exchange and interest rate instruments
Nominal	143	352	597	—	—	1,092
Average NOK/EUR exchange rate	9.920	9.878	10.186	—	—
Average CNY/EUR exchange rate	—	7.968	—	—	—

	31 December 2018
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	253	672	3,488	6,883	63	11,359
Average fixed interest rate (%) EUR	(0.197)	(0.125)	(0.036)	(0.065)	(0.113)
Average fixed interest rate (%) CHF	(0.659)	(0.696)	(0.679)	(0.561)	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	17	30	376	—	—	423
Average DKK/EUR exchange rate	7.455	—	7.456	—	—
Average NOK/EUR exchange rate	—	—	9.687	—	—
Average CHF/EUR exchange rate	—	1.138	1.127	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	240	339	448	—	1,027
Average SEK/EUR exchange rate	—	—	0.104	—	—
Average DKK/EUR exchange rate	—	0.134	0.134	0.134	—
Average fixed interest rate (%) SEK	—	—	0.008	—	—
Average fixed interest rate (%) DKK	—	0.002	0.003	0.004	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	85	99	313	423	—	920
Average fixed interest rate (%) EUR	0.183	0.183	0.183	0.183	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	339	557	2,368	1,061	—	4,325
Average SEK/EUR exchange rate	0.101	0.098	0.099	0.099	—
Average NOK/EUR exchange rate	0.108	0.108	0.108	0.108	—
Average CHF/EUR exchange rate	0.896	0.859	0.870	0.900	—
Average CAD/EUR exchange rate	0.654	0.658	0.652	0.656	—
Average DKK/EUR exchange rate	0.134	0.134	0.134	—	—
Average PLN/EUR exchange rate	—	—	0.234	0.233	—
Average USD/EUR exchange rate	—	—	0.897	—	—
Average JPY/EUR exchange rate	—	—	0.008	0.008	—
Hedges of net investments in foreign operations
Foreign exchange risk
Exchange rate instruments
Nominal	181	282	480	—	—	943
Average NOK/EUR exchange rate	103.751	103.538	102.963	—	—
Average CNY/EUR exchange rate	—	—	121.796	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	9	2	49	48	1,954	2,062
Average fixed interest rate (%) MXN	—	—	—	—	—
Interest rate and foreign exchange rate
Exchange and interest rate instruments
Nominal	—	—	11	559	859	1,429
Average EUR/MXN exchange rate	—	—	—	—	—
Average GBP/MXN exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	—	—	—
Average MXV/MXN exchange rate	—	—	—	—	—
Average fixed interest rate (%) USD	—	—	—	—	—
Average fixed interest rate (%) EUR	—	—	—	—	—
Average fixed interest rate (%) GBP	—	—	—	—	—
Average fixed interest rate (%) MXN	—	—	—	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	164	299	—	463
Average fixed interest rate (%) MXN	—	—	0.073	0.072	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	132	—	100	2,513	—	2,745
Average BRL/USD exchange rate	—	—	0.117	0.126	—
Average EUR/MXN exchange rate	0.250	—	—	0.167	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	—	104	37	141
Average EUR/MXN exchange rate	—	—	—	0.192	—
Average GBP/MXN exchange rate	—	—	—	0.260	—
Average USD/MXN exchange rate	—	—	—	—	0.182
Average fixed interest rate (%) USD	—	—	—	—	0.041
Average fixed interest rate (%) EUR	—	—	—	0.026	—
Average fixed interest rate (%) GBP	—	—	—	0.068	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	6	140	174	121	2,262	2,703
Average fixed interest rate (%) MXN	5.005	8.475	8.420	7.126	6.584
Interest rate and foreign exchange rate
Exchange and interest rate instruments
Nominal	1	5	66	423	1,195	1,690
Average EUR/MXN exchange rate	21.230	—	—	20.992	21.755
Average GBP/MXN exchange rate	—	—	—	25.196	—
Average USD/MXN exchange rate	—	13.300	—	13.300	19.278
Average MXV/MXN exchange rate	—	—	4.680	—	4.680
Average fixed interest rate (%) USD	—	3.930	—	2.460	7.077
Average fixed interest rate (%) EUR	0.500	—	—	2.076	3.012
Average fixed interest rate (%) GBP	—	—	—	6.750	—
Average fixed interest rate (%) MXN	—	—	2.500	—	4.500
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	533	—	533
Average fixed interest rate (%) MXN	—	—	—	7.182	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	890	—	103	2,793	—	3,786
Average BRL/MXN exchange rate	3.550	—	4.320	5.210	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	2	133	163	208	43	549
Average EUR/MXN exchange rate	—	—	—	—	—
Average GBP/MXN exchange rate	—	—	23.130	25.196	—
Average USD/MXN exchange rate	—	—	16.220	12.725	18.227
Average MXV/MXN exchange rate	—	—	—	—	—
Average fixed interest rate (%) USD	—	7.930	2.628	3.441	4.125
Average fixed interest rate (%) EUR	1.510	—	—	2.600	0.151
Average fixed interest rate (%) GBP	—	—	1.083	6.750	—

	31 December 2018
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	—	1	346	80	—	427
Average fixed interest rate (%) MXN	—	5.180	6.907	5.593	—
Average fixed interest rate (%) USD	—	—	1.465	1.465	—
Interest rate and foreign exchange rate
Exchange and interest rate instruments
Nominal	—	—	41	282	1,009	1,332
Average EUR/MXN exchange rate	—	—	—	20.470	21.890
Average GBP/MXN exchange rate	—	—	—	24.870	25.310
Average USD/MXN exchange rate	—	—	13.920	13.920	18.390
Average MXV/MXN exchange rate	—	—	5.059	5.059	5.059
Average fixed interest rate (%) USD	—	—	8.000	3.980	4.125
Average fixed interest rate (%) EUR	—	—	—	2.420	2.750
Average fixed interest rate (%) GBP	—	—	—	—	6.750
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	178	—	178
Average fixed interest rate (%) MXN	—	—	—	7.258	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,415	44	56	2,719	103	4,337
Average EUR/MXN exchange rate	—	—	16.679	18.932	18.688
Average GBP/MXN exchange rate	—	—	—	23.127	25.947
Average USD/MXN exchange rate	18.729	20.289	17.918	16.443	18.508
Average BRL/MXN exchange rate	5.863	—	5.732	5.736	—
Banco Santander (Brasil) S.A.

	31 December 2020
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	430	—	3,129	4,254	1,469	9,282
Average fixed interest rate (%) BRL	2.000	—	2.000	2.000	2.000
Foreign exchange risk
Exchange and interest rate instruments
Nominal	614	—	—	—	—	614
Average USD/BRL exchange rate	6.260	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	—	367	—	367
Average USD/BRL exchange rate	—	—	—	6.260	—
Average fixed interest rate (%) BRL	—	—	—	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	3,640	—	3,640
Average fixed interest rate (%) BRL	—	—	—	2.000	—
Foreign exchange risk and others
Exchange rate instruments
Nominal	—	—	—	499	—	499
Average USD/BRL exchange rate	—	—	—	6.260	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	231	—	—	231
Average USD/BRL exchange rate	—	—	6.260	—	—
Average fixed interest rate (%) BRL	—	—	—	—	—

	31 December 2019
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	16	—	606	6,065	5,638	12,325
Average fixed interest rate (%) BRL	7.920	—	9.250	6.880	0.040
Foreign exchange risk
Exchange and interest rate instruments
Nominal	—	1	90	193	—	284
Average USD/BRL exchange rate	—	3.730	3.750	3.830	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	7	—	—	7
Average EUR/MXN exchange rate	—	—	—	—	—
Average fixed interest rate (%) BRL	—	—	4.570	—	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	—	—	—	772	—	772
Average fixed interest rate (%) BRL	—	—	—	4.500	—
Foreign exchange risk and others
Exchange rate instruments
Nominal	—	—	9,290	—	—	9,290
Average USD/BRL exchange rate	—	—	4.570	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	—	389	—	389
Average EUR/MXN exchange rate	—	—	—	4.570	—
Average fixed interest rate (%) BRL	—	—	—	—	—

	31 December 2018
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	668	2,045	—	3,529	1,378	7,620
Average fixed interest rate (%) BRL	9.500	6.967	6.937	10.055	10.030
Foreign exchange rate risk and other
Exchange and interest rate instruments
Nominal	6	15	36	316	38	411
Average USD/BRL exchange rate	3.247	3.303	3.551	3.642	3.265
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	3,877	2,997	3,030	119	—	10,023
Average fixed interest rate (%) BRL	6.500	6.500	6.500	6.500	—
Foreign exchange risk and other
Exchange and interest rate instruments
Nominal	—	8	26	—	238	272
Average USD/BRL exchange rate	—	3.716	3.648	—	3.135
The following table contains details of the hedged exposures covered by the Group's hedging strategies at 31 December 2020, 2019 and 2018:

	EUR million
	31 December 2020
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	141,608	52,055	3,369	2,914		553	—	—
Interest rate risk	128,279	48,137	3,183	2,727		469	—	—
Deposits	19,000	4,406	656	15	Loans and advances/ Deposits	132	—	—
Bond	25,430	24,317	975	1,638	Debt instruments/ Debt instruments issued	(20)	—	—
Securities loans	61,898	62	1,153	—	Loans and advances	372	—	—
Repo	15,723	574	19	16	Loans and advances/ Deposits	(1)	—	—
Liquidity facilities	6,228	4,450	380	(16)	Loans and advances/ Deposits	174	—	—
Issuances assurance	—	3,190	—	25	Debt instruments/ Debt instruments issued	(21)	—	—
Securitization	—	11,138	—	1,049	Debt instruments/ Debt instruments issued	(167)	—	—
Exchange rate risk	8,718	—	40	—		(13)	—	—
Liquidity facilities	118	—	5	—	Loans and advances/ Deposits	1	—	—
Deposits	1,889	—	22	—	Loans and advances/ Deposits	(13)	—	—
Bonds	6,711	—	13	—	Loans and advances/ Deposits	(1)	—	—
Interest and Exchange rate risk	4,391	3,918	143	187		100	—	—
Borrowed deposits	1,229	—	13	—	Loans and advances/ Deposits	86	—	—
Bonds	2,333	3,130	130	84	Debt instruments	57	—	—
Securitization	—	689	—	101	Debt instruments	(40)	—	—
Repos	829	99	—	2	Loans and advances/ Deposits	(3)	—	—
Credit risk	220	—	3	—		(3)	—	—
Bonds	220	—	3	—	Debt instruments	(3)	—	—

	EUR million
	31 December 2020
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Cash flow hedges						532	420	(43)
Interest rate risk						314	(87)	(11)
Firm commitment					Other assets/liabilities	6	139	—
Deposits					Deposits and loans and advances	(28)	21	4
Government bonds					Debt instruments	382	(377)	(4)
Liquidity facilities					Loans and advances	(47)	126	(11)
Secondary market loans					Loans and advances	(1)	—	—
Equity portfolio					Equity portfolio	2	—	—
Highly likely scheduled transactions					Other assets/liabilities	—	4	—
Exchange rate risk						204	(68)	0
Deposits					Deposits and loans and advances	72	(57)	—
Bonds					Debt instruments	(228)	46	—
Issuances assurance						14	(3)	—
Secondary market loans					Loans and advances	298	(4)	—
Senior securitization					Debt instruments	48	(50)	—
Highly likely scheduled transactions					Other assets/liabilities	—	—	—
Interest and Exchange rate risk						(87)	680	—
Deposits					Deposits and loans and advances	52	(4)	—
Bonds					Debt instruments	30	108	—
Securitization					Debt instruments	(169)	576	—
Inflation risk						105	(111)	(32)
Deposits					Deposits and loans and advances	64	(86)	(32)
Bonds					Debt instruments	41	(25)	—
Equity risk						(4)	6	0
Highly likely scheduled transactions					Highly likely scheduled transactions	(4)	6	—
Net foreign investments hedges	22,150	—	—	—		—	(11)	14
Exchange rate risk	22,150	—	—	—		—	(11)	14
Equity instruments	22,150	—	—	—	Equity instruments	—	(11)	14
	163,758	52,055	3,369	2,914		1,085	409	(29)

	EUR million
	31 December 2019
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,958	60,487	2,768	2,298		1,583	—	—
Interest rate risk	122,560	55,538	2,764	2,099		1,370	—	—
Deposits	66,087	8,814	1,584	(5)	Loans and advances/ Deposits	578	—	—
Bond	33,202	24,145	1,150	1,302	Debt instruments/ Debt instruments issued	825	—	—
Repo	22,057	589	27	18	Loans and advances/ Deposits	—	—	—
Liquidity facilities	1,214	4,531	3	(219)	Loans and advances/ Deposits	177	—	—
Issuances assurance	—	3,171	—	12	Debt instruments/ Debt instruments issued	(4)	—	—
Securitization	—	14,288	—	991	Debt instruments/ Debt instruments issued	(206)	—	—
Exchange rate risk	8,613	—	19	—		58	—	—
Liquidity facilities	57	—	3	—	Loans and advances/ Deposits	3	—	—
Deposits	2,912	—	1	—	Loans and advances/ Deposits	37	—	—
Bonds	5,644	—	15	—	Debt instruments	18	—	—
Interest and Exchange rate risk	3,532	4,949	(21)	199		154	—	—
Borrowed deposits	460	—	—	—	Loans and advances/ Deposits	—	—	—
Bonds	2,262	3,366	(16)	51	Loans and advances/ Deposits	4	—	—
Securitization	—	1,483	—	150	Debt instruments	152	—	—
Repos	810	100	(5)	(2)	Loans and advances/ Deposits	(2)	—	—
Inflation risk	—	—	—	—		(4)	—	—
Deposits	—	—	—	—	Loans and advances/ Deposits	(1)	—	—
Bonds	—	—	—	—	Debt instruments	(3)	—	—
Credit risk	253	—	6	—		5	—	—
Bonds	253	—	6	—	Debt instruments	5	—	—

	EUR million
	31 December 2019
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Cash flow hedges						(204)	522	(79)
Interest rate risk						(128)	4	(74)
Firm commitment					Other assets/liabilities	18	(11)	—
Deposits					Deposits and loans and advances	1	(5)	14
Government bonds					Debt instruments	(24)	(22)	(63)
Liquidity facilities					Loans and advances	(121)	27	(25)
Secondary market loans					Loans and advances	(2)	3	—
Highly likely scheduled transactions					Other assets/liabilities	—	12	—
Exchange rate risk						(32)	130	(4)
Deposits					Deposits and loans and advances	(3)	140	—
Bonds					Deposits and loans and advances	(237)	4	(4)
Issuances assurance						—	(3)	—
Secondary market loans					Loans and advances	194	(9)	—
Senior securitization					Debt instruments	15	(4)	—
Highly likely scheduled transactions					Other assets/liabilities	(1)	2	—
Interest and Exchange rate risk						(169)	510	—
Deposits					Deposits and loans and advances	54	(6)	—
Bonds					Debt instruments	29	(25)	—
Securitization					Debt instruments	(252)	541	—
Inflation risk						20	(22)	0
Deposits					Deposits and loans and advances	23	(24)	—
Bonds					Debt instruments	(3)	2	—
Liquidity facilities					Loans and advances	—	—	—
Equity risk						7	(2)	(1)
Highly likely scheduled transactions					Other assets/liabilities	7	(2)	(1)
Other risks						98	(98)	—
Bonds					Other assets/liabilities	98	(98)	—
Net foreign investments hedges	1,070	—	—	—		—	—	—
Exchange rate risk	1,070	—	—	—		—	—	—
Equity instruments	1,070	—	—	—	Equity instruments	—	—	—
	136,028	60,487	2,768	2,298		1,379	522	(79)

	EUR million
	31 December 2018
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	110,669	46,830	1,915	1,765		(20)	—	—
Interest rate risk	104,393	39,251	1,886	1,478		(74)	—	—
Deposits	59,319	1,370	1,021	(1)	Deposits and loans and advances	(265)	—	—
Bond	27,235	21,759	792	791	Debt instruments	(35)	—	—
Repo	13,874	561	25	16	Other assets	18	—	—
Loans of securities	—	—	—	—	Loans and advances	—	—	—
Liquidity facilities	3,965	232	48	2	Loans and advances	35	—	—
Issuances assurance	—	2,013	—	12	Other assets/liabilities	3	—	—
Securitization	—	13,316	—	658	Debt instruments	170	—	—
Equity instruments	—	—	—	—	Equity instruments	—	—	—
Exchange rate risk	3,378	—	5	—		(3)	—	—
Deposits	1,614	—	9	—	Debt instruments	8	—	—
Bonds	1,764	—	(4)	—	Debt instruments	(11)	—	—
Interest and Exchange rate risk	2,776	7,474	21	287		53	—	—
Borrowed deposits	751	—	19	—	Deposits and loans and advances	16	—	—
Bonds	1,591	3,571	2	26	Debt instruments	(31)	—	—
Securitization	—	3,358	—	262	Debt instruments	67	—	—
Repos	434	99	—	(1)	Other assets/liabilities	1	—	—
CLO	—	446	—	—	Other assets/liabilities	—	—	—
Inflation risk	68	105	3	0		4	—	—
Deposits	—	105	—	—	Deposits and loans and advances	1	—	—
Bonds	68	—	3	—	Debt instruments	3	—	—
Credit risk	54	—	—	—		—	—	—
Bonds	54	—	—	—	Debt instruments	—	—	—
Cash flow hedges						(432)	447	(10)
Interest rate risk						(52)	111	(12)
Firm commitment					Other assets/liabilities	(24)	(75)	—
Deposits					Deposits and loans and advances	(26)	47	—
Government bonds					Debt instruments	(13)	72	—
Liquidity facilities					Loans and advances	8	65	(12)
Secondary market loans					Other assets/liabilities	4	2	—
Senior securitization					Debt instruments	(1)	—	—

Exchange rate risk						(416)	(23)	2
Deposits					Other assets/liabilities	83	(8)	—
Bonds					Deposits and loans and advances	(309)	(16)	2
Secondary market loans					Loans and advances	(179)	(21)	—
Senior securitization					Debt instruments	(11)	21	—
CLO					Other assets/liabilities	—	1	—
Interest and Exchange rate risk						4	341	—
Deposits					Deposits and loans and advances	7	2	—
Bonds					Debt instruments	(13)	(9)	—
Securitization					Debt instruments	10	348	—
Inflation risk						15	22	—
Deposits					Deposits and loans and advances	25	25	—
Bonds					Debt instruments	(3)	(3)	—
Liquidity facilities					Loans and advances	(7)	—	—
Equity risk						17	(4)	—
Highly likely scheduled transactions					Other assets/liabilities	17	(4)	—
Other risks						—	—	—
Bonds					Other assets/liabilities	—	—	—
Net foreign investments hedges	792	—	10	—		—	—	—
Exchange rate risk	792	—	10	—		—	—	—
Firm commitment	13	—	—	—	Other assets/liabilities	—	—	—
Equity instruments	779	—	10	—	Equity instruments	—	—	—
	111,461	46,830	1,925	1,765		(452)	447	(10)
The cumulative amount of adjustments of the fair value hedging instruments that remain in the balance for covered items that are no longer adjusted by profit and loss of coverage as at 31 December 2020 is EUR 729 million (EUR 340 million in 2019 and EUR 71 million in 2018).

The net impact of the coverages are shown in the following table:

	EUR million
	31 December 2020
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		104
Interest rate risk		9
Deposits		(7)	Gains or losses of financial assets/liabilities
Bonds		(27)	Gains or losses of financial assets/liabilities
Repo		(3)	Gains or losses of financial assets/liabilities
Fixed-income securities loans		24	Gains or losses of financial assets/liabilities
Liquidity lines		5	Gains or losses of financial assets/liabilities
Securitizations		16	Gains or losses of financial assets/liabilities
Equity instruments		1	Gains or losses of financial assets/liabilities
Exchange rate risk		1
Fixed-income securities loans		1	Gains or losses of financial assets/liabilities
Interest rate and exchange rate risk		92
Deposits		72	Gains or losses of financial assets/liabilities
Bonds		(25)	Gains or losses of financial assets/liabilities
Securitizations		41	Gains or losses of financial assets/liabilities
Repo		4	Gains or losses of financial assets/liabilities
Credit risk		2
Bonds		2	Gains or losses of financial assets/liabilities
Cash flow hedges	(67)	(53)		851
Interest rate risk	69	7		118
Firm Commitment	149	—	Gains or losses of financial assets/liabilities	81	Interest income/(charges)
Deposits	15	—	Gains or losses of financial assets/liabilities	—
Bonds	(197)	—	Gains or losses of financial assets/liabilities	(15)	Interest income/(charges)
Liquidity lines	111	7	Gains or losses of financial assets/liabilities	51	Interest income/(charges)
Loans secondary markets	—	—	Gains or losses of financial assets/liabilities	1	Interest income/(charges)
Highly likely scheduled transactions	(9)	—	Gains or losses of financial assets/liabilities	—

	EUR million
	31 December 2020
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Exchange rate risk	(194)	9		(132)
Deposits	(197)	11		7	Interest income/(charges) / Gains or losses of financial assets/liabilities
Bonds	47	—	Gains or losses of financial assets/liabilities	(39)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	17	Interest income/(charges) / Gains or losses of financial assets/liabilities
Loans secondary markets	4	3	Gains or losses of financial assets/liabilities	(129)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Securitizations	(48)	—	Gains or losses of financial assets/liabilities	48	Interest income/(charges) / Gains or losses of financial assets/liabilities
CLO	—	—	Gains or losses of financial assets/liabilities	14	Interest income/(charges) / Gains or losses of financial assets/liabilities
Highly likely scheduled transactions	—	(5)	Gains or losses of financial assets/liabilities	(50)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Interest rate and exchange rate risk	170	(62)		844
Deposits	3	—	Gains or losses of financial assets/liabilities	(39)	Interest income/(charges)
Bonds	133	(8)		125	Interest income/(charges) / Gains or losses of financial assets/liabilities
Securitizations	34	(54)	Gains or losses of financial assets/liabilities	758	Interest income/(charges) / Gains or losses of financial assets/liabilities
Inflation risk	(121)	(7)		21
Deposits	(94)	(6)	Gains or losses of financial assets/liabilities	23	Interest income/(charges)
Asset bonds	(27)	(1)	Gains or losses of financial assets/liabilities	(2)	Interest income/(charges)
Equity risk	9	—		—
Highly probable planned transactions	9	—	Gains or losses of financial assets/liabilities	—
Net foreign investments hedges	3	—		—
Exchange rate risk	3	—		—
Equity instruments	3	—	Gains or losses of financial assets/liabilities	—
	(64)	51		851

	EUR million
	31 December 2019
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		58
Interest rate risk		5
Deposits		7	Gains or losses of financial assets/liabilities
Bonds		5	Gains or losses of financial assets/liabilities
Securitizationss		(7)	Gains or losses of financial assets/liabilities
Equity instruments		—	Gains or losses of financial assets/liabilities
Risk of Exchange rate		(3)
Deposits		(1)	Gains or losses of financial assets/liabilities
Bonds		(2)	Gains or losses of financial assets/liabilities
Risk of interest rate and exchange rate		56
Deposits		1	Gains or losses of financial assets/liabilities
Securitizations		55	Gains or losses of financial assets/liabilities
Inflation risks		—
Deposits		(1)	Gains or losses of financial assets/liabilities
Bonds		1	Gains or losses of financial assets/liabilities
Cash flow hedges	8	(86)		(1,112)
Interest rate risk	(263)	1		8
Firm Commitment	65	—	Gains or losses of financial assets/liabilities	(37)	Interest income/(charges)
Deposits	(37)	—	Gains or losses of financial assets/liabilities	7	Interest income/(charges)
Bonds	(254)	—	Gains or losses of financial assets/liabilities	(26)	Interest income/(charges)
Liquidity lines	(48)	1	Gains or losses of financial assets/liabilities	61	Interest income/(charges)
Loans secondary markets	(1)	—	Gains or losses of financial assets/liabilities	3	Interest income/(charges)
Highly likely scheduled transactions	12	—	Gains or losses of financial assets/liabilities	—	Interest income/(charges)

	EUR million
	31 December 2019
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Exchange rate risk	145	(34)		(364)
Deposits	148	(31)	Gains or losses of financial assets/liabilities	(39)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Bonds	11	—	Gains or losses of financial assets/liabilities	154	Interest income/(charges) / Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	(4)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Loans secondary markets	12	2	Gains or losses of financial assets/liabilities	8	Interest income/(charges) / Gains or losses of financial assets/liabilities
Securitizations	(27)	(4)	Gains or losses of financial assets/liabilities	(166)	Interest income/(charges) / Gains or losses of financial assets/liabilities
CLO	(1)	—	Gains or losses of financial assets/liabilities	(13)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Highly likely scheduled transactions	2	(1)	Gains or losses of financial assets/liabilities	(304)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Interest rate and exchange rate risk	168	(53)		(769)
Deposits	(8)	—	Gains or losses of financial assets/liabilities	(10)	Interest income/(charges)
Bonds	(16)	(4)	Gains or losses of financial assets/liabilities	57	Interest income/(charges)
Securitizations	192	(49)	Gains or losses of financial assets/liabilities	(816)	Interest income/(charges) / Gains or losses of financial assets/liabilities
Inflation risk	(44)	—		13
Deposits	(49)	—	Gains or losses of financial assets/liabilities	9	Interest income/(charges)
Asset bonds	5	—	Gains or losses of financial assets/liabilities	4	Interest income/(charges)
Equity risk	2	—		—
Highly probable planned transactions	2	—	Gains or losses of financial assets/liabilities	—
Other risks	—	—		—
Bonds	—	—	Gains or losses of financial assets/liabilities	—
Net foreign investments hedges	—	—		—
Exchange rate risk	—	—		—
Equity instruments	—	—	Gains or losses of financial assets/liabilities	—
	8	(28)		(1,112)

	EUR million
	31 December 2018
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		75
Interest rate risk		(18)
Deposits		(24)	Gains or losses of financial assets/liabilities
Bonds		(61)	Gains or losses of financial assets/liabilities
Repo		1	Gains or losses of financial assets/liabilities
Loans of fixed-income securities		46	Gains or losses of financial assets/liabilities
Liquidity lines		12	Gains or losses of financial assets/liabilities
Securitizations		8	Gains or losses of financial assets/liabilities
Interest rate and exchange rate risk		95
Deposits		39	Gains or losses of financial assets/liabilities
Bonds		8	Gains or losses of financial assets/liabilities
Securitizations		49	Gains or losses of financial assets/liabilities
CLO		(1)	Gains or losses of financial assets/liabilities
Other risks		(2)
Securitizations		(2)	Gains or losses of financial assets/liabilities
Cash flow hedges	200	8		317
Interest rate risk	193	(4)		57
Firm Commitment	(2)	—	Gains or losses of financial assets/liabilities	(24)	Interest income/(charges)
Deposits	50	(21)	Gains or losses of financial assets/liabilities	16	Interest income/(charges)
Bonds	104	2	Gains or losses of financial assets/liabilities	15	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Loans secondary markets	85	16	Gains or losses of financial assets/liabilities	47	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Liquidity lines	2	—	Gains or losses of financial assets/liabilities	3	Interest income/(charges)
Repo	(46)	—	Gains or losses of financial assets/liabilities	—	Interest income/(charges)
Securitizations	—	(1)	Gains or losses of financial assets/liabilities	—

	EUR million
	31 December 2018
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement		Reclassified amount of reserves to the income statement due to:
			Line of the income statement that includes the ineffectiveness of cash flows	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Exchange rate risk	(20)	(688)		(631)
Deposits	(25)	(698)	Gains or losses of financial assets/liabilities	(563)	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Asset bonds	(25)	43	Gains or losses of financial assets/liabilities	(168)	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Repo	—	—	Gains or losses of financial assets/liabilities	—	Gains or losses of financial assets/liabilities
Loans secondary markets	5	4	Gains or losses of financial assets/liabilities	(75)	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Securitizations	24	(37)	Gains or losses of financial assets/liabilities	150	Interest income/(charges) / Gains or losses of financial assets/liabilities
CLO	1	—	Gains or losses of financial assets/liabilities	25	Interest income/(charges) / Gains or losses of financial assets/liabilities
Interest rate and exchange rate risk	45	700		887
Deposits	1	743	Gains or losses of financial assets/liabilities	35	Interest income/(charges)
Bonds	(4)	447	Gains or losses of financial assets/liabilities	581	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Securitizations	48	(490)	Gains or losses of financial assets/liabilities	271	Interest income/(charges)/ Gains or losses of financial assets/liabilities
Inflation risk	11	—		4
Deposits	14	—	Gains or losses of financial assets/liabilities	3	Interest income/(charges)
Asset bonds	(3)	—	Gains or losses of financial assets/liabilities	1	Interest income/(charges)
Equity risk	(8)	—		—
Highly probable planned transactions	(8)	—	Gains or losses of financial assets/liabilities	—
Other risks	(21)	—		—
Bonds	(21)	—	Gains or losses of financial assets/liabilities	—
Net foreign investments hedges	—	—		—
Exchange rate risk	—	—		—
Equity instruments	—	—	Gains or losses of financial assets/liabilities	—
	200	83		317
The following table shows the movement in the impact of equity for the year:

EUR million
	2020	2019	2018
Balance at beginning of year	300	277	152
Cash flow hedges
Interest rate risk	67	(264)	172
Amounts transferred to income statements	(118)	(8)	(57)
Gain or loss in value CFE - recognized in equity	185	(256)	229
Exchange rate risk	(194)	146	(20)
Amounts transferred to income statements	132	364	631
Gain or loss in value CFE - recognized in equity	(326)	(218)	(651)
Interest rate and exchange rate risk	170	168	45
Amounts transferred to income statements	(844)	769	(887)
Gain or loss in value CFE - recognized in equity	1,014	(601)	932
Inflation risk	(121)	(44)	11
Amounts transferred to income statements	(21)	(13)	(4)
Gain or loss in value CFE - recognized in equity	(100)	(31)	15
Equity risk	9	2	(8)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	9	2	(8)
Net foreign investments hedges
Exchange rate risk	3	—	—
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	3	—	—
Non-controlling interest	56	32	(25)
Taxes	5	(17)	(50)
Balance at end of year	295	300	277